MARKETABLE SECURITIES - Schedule of available-for-sale marketable securities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Maturing within one year:
Amortized cost	$ 27,655	$ 33,299
Gross unrealized losses	(305)	(1,355)
Fair value	27,350	31,944
Maturing within one year [Member]
Maturing within one year:
Fair value	0	0
Maturing between one to five years [Member]
Maturing within one year:
Fair value	305	1,355
Corporate bonds [Member] | Maturing within one year [Member]
Maturing within one year:
Amortized cost	25,966	3,241
Gross unrealized losses	(281)	(22)
Fair value	25,685	3,219
Corporate bonds [Member] | Maturing between one to five years [Member]
Maturing within one year:
Amortized cost		28,343
Gross unrealized losses		(1,250)
Fair value		27,093
Corporate bonds [Member] | Maturing within one year [Member]
Maturing within one year:
Amortized cost	1,689	0
Gross unrealized losses	(24)	0
Fair value	$ 1,665	0
Government bonds [Member] | Maturing between one to five years [Member]
Maturing within one year:
Amortized cost		1,715
Gross unrealized losses		(83)
Fair value		$ 1,632